Share Capital and Reserves - Summary of Share Capital (Parenthetical) (Detail) - Ordinary Shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Percentage of shares representing in total issued share capital	99.52%	99.53%
Cancellation of Treasury Shares	22,000,000	21,000,000
Cancellation of Income Shares
Disclosure of classes of share capital [line items]
Cancellation of Treasury Shares	22,000,000	21,000,000